SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Property and equipment, estimated useful lives
Beauty Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Property and equipment, estimated useful lives
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	4 years